UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23107

Legg Mason Funds Trust

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015–June 30, 2016

Item 1. Proxy Voting Record

On June 13, 2016, ClearBridge Real Estate Opportunities Fund commenced operations.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23107
Reporting Period: 07/01/2015 - 06/30/2016
Legg Mason Funds Trust

================== ClearBridge Real Estate Opportunities Fund ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Funds Trust

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 12, 2016